Summary of Reconciliation of Expected Income Tax Benefit Computed Using Federal Statutory Income Tax Rate To Company's Effective Income Tax Rate (FY) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax computed at federal statutory tax rate	21.00%	21.00%
State taxes, net of federal benefit	5.90%	6.00%
Research and development credits	7.90%	4.90%
Expiration of stock options	(3.10%)	(2.50%)
Permanent differences	1.40%	0.90%
Limitations on credits and net operating losses	(1.70%)	(0.80%)
Change in valuation allowance	(31.40%)	(29.50%)
Total